Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits Expenses [Abstract]
Schedule of Employee Benefits Expenses
	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Directors’ emoluments	761,244	553,793	260,115
Short term employment benefits	1,898,561	1,395,550	895,300
Defined contribution plan	226,257	195,860	141,193
Other employee benefits	49,302	6,767	14,737
	2,935,364	2,151,970	1,311,345